Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2016
Fair value measurements
Schedule of financial instruments carried at fair value on a recurring basis

The following table presents the Company’s financial instruments carried at fair value on a recurring basis as of September 30, 2016:

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash held in money market funds	$631	$—	$—	$631
Short term investments	249,997	—	—	249,997
Loans, held for sale, at fair value	—	—	23,314	23,314
Loans, held at fair value	—	—	233,618	233,618
Mortgage backed securities, at fair value	—	—	34,812	34,812
Derivative instruments, at fair value	—	363	—	363
Total assets	$250,628	$363	$291,744	$542,735

Liabilities:
Derivative instruments, at fair value	$—	$3,415	$—	$3,415
Total liabilities	$—	$3,415	$—	$3,415

The following table presents the Company’s financial instruments carried at fair value on a recurring basis as of December 31, 2015:

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash held in money market funds	$631	$—	$—	$631
Short term investments	249,989	—	—	249,989
Loans, held at fair value	—	—	155,134	155,134
Mortgage backed securities, at fair value	—	—	213,504	213,504
Derivative instruments, at fair value	—	723	—	723
Total assets	$250,620	$723	$368,638	$619,981

Liabilities:
Derivative instruments, at fair value	$—	$1,499	$—	$1,499
Total liabilities	$—	$1,499	$—	$1,499

Summary of the valuation techniques and significant unobservable inputs used for the Company's financial instruments that are categorized within Level 3 of the fair value hierarchy

The following table summarizes the valuation techniques and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2016 using third party information without adjustment:

		Predominant			Weighted
		Valuation			Average Price
(In Thousands, except price)	Fair Value	Technique	Type	Price Range	(a)
Loans, held at fair value	$233,618	Single External Source	Discounted Cash Flow	$97.49 – 105.00	$103.43
Loans, held for sale, at fair value	23,314	Single External Source	Discounted Cash Flow	98.28 – 105.00	102.66
Mortgage backed securities, at fair value	32,260	Broker Quotes	Third Party Mark	0.75 – 100.95	74.92
Mortgage backed securities, at fair value	2,552	Transaction Price	Transaction Price	100.75 – 100.75	100.75

(a)Prices are weighted based on the unpaid principal balance of the loans and securities included in the range for each class

The following table summarizes the valuation techniques and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2015 using third party information without adjustment:

		Predominant			Weighted
		Valuation			Average Price
(In Thousands, except price)	Fair Value	Technique	Type	Price Range	(a)
Loans, held at fair value	$155,134	Single External Source	Discounted Cash Flow	$98.09 – 105.00	$103.17
Mortgage backed securities, at fair value	210,892	Broker Quotes	Third Party Mark	22.55 – 102.50	100.61
Mortgage backed securities, at fair value	2,612	Transaction Price	Transaction Price	100.00 – 100.00	100.00

(b)Prices are weighted based on the unpaid principal balance of the investments included in the range for each class

Summary of the carrying value and estimated fair value of our financial instruments

	September 30, 2016		December 31, 2015
(In Thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Loans, held-for-investment	$1,467,322	$1,542,057	$1,560,938	$1,651,846
Servicing rights	23,351	24,592	27,250	27,260
Total assets	$1,490,673	$1,566,649	$1,588,188	$1,679,106
Liabilities:
Borrowings under credit facilities	$228,000	$228,000	$175,306	$175,306
Promissory note payable	9,040	9,040	—	—
Securitized debt obligations of consolidated VIEs	374,816	384,261	461,522	455,616
Guaranteed loan financing	415,417	437,250	499,187	524,368
Liabilities under participation agreements	2,803	3,514	3,700	4,285
Borrowings under repurchase agreements	581,773	581,773	644,137	644,137
Total liabilities	$1,611,849	$1,643,838	$1,783,852	$1,803,712

Summary of the valuation techniques used for the Company's investments that are categorized within Level 3 of the fair value hierarchy, but not held at fair value

The following table summarizes the valuation techniques used for the Company’s investments that are categorized within Level 3 of the fair value hierarchy, but not held at fair value as of September 30, 2016:

		Predominant			Weighted
		Valuation			Average
(In Thousands)	Fair Value	Technique	Type	Price Range	Price (a)
Assets
Loans, held-for-investment	$1,542,057	Single external source	Discounted cash flow	$0.00 – 132.94	$89.65
Servicing rights	24,592	Single external source	Discounted cash flow	N/A	N/A
Liabilities
Borrowings under credit facilities	228,000	Transaction price	N/A	N/A	N/A
Securitized debt obligations, of consolidated VIEs	384,261	Broker quote	Average broker quote	96.88 – 103.59	100.37
Guaranteed loan financing	437,250	Single external source	Discounted cash flow	95.98 – 111.64	103.55
Liabilities under participation agreements	3,514	Single external source	Discounted cash flow	0.00 – 118.67	77.30
Borrowings under repurchase agreements	581,773	Transaction price	N/A	N/A	N/A

(a)Prices are weighted based on the fair value of the investments and liabilities included in the range for each class

The following table summarizes the valuation techniques used for the Company’s investments that are categorized within Level 3 of the fair value hierarchy, but not held at fair value as of December 31, 2015:

		Predominant			Weighted
		Valuation			Average
(In Thousands)	Fair Value	Technique	Type	Price Range	Price (a)
Assets
Loans, held-for-investment	$1,651,846	Single external source	Discounted cash flow	$0.00 – 231.37	$97.88
Servicing rights	27,260	Single external source	Discounted cash flow	N/A	N/A
Liabilities
Borrowings under credit facilities	175,306	Transaction price	N/A	N/A	N/A
Securitized debt obligations, of consolidated VIEs	455,616	Broker quote	Average broker quote	81.04 – 102.00	98.05
Guaranteed loan financing	524,368	Single external source	Discounted cash flow	96.20 – 111.31	103.35
Liabilities under participation agreements	4,285	Single external source	Discounted cash flow	0.00 – 231.37	80.33
Borrowings under repurchase agreements	644,137	Transaction price	N/A	N/A	N/A

(b)Prices are weighted based on the fair value of the investments and liabilities included in the range for each class

Loans held and held for sale, at fair value
Fair value measurements
Summary of changes in the fair value of financial instruments held at fair value classified as Level 3

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning Balance	$212,920	$322,642	$155,134	$170,014
Realized gains, net	853	1,131	3,648	1,354
Unrealized gains, net	1,969	3,913	3,592	7,257
Originations	100,041	97,238	288,846	268,067
Sales	(41,422)	(62,859)	(171,516)	(79,120)
Principal payments	(17,429)	(1,315)	(22,772)	(6,822)
Ending Balance	$256,932	$360,750	$256,932	$360,750

MBS
Fair value measurements
Summary of changes in the fair value of financial instruments held at fair value classified as Level 3

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning Balance	$27,013	$208,325	$213,504	$158,422
Accreted discount (amortized premium), net	64	(21)	145	(56)
Realized losses (gains)	157	(3)	(3,396)	(421)
Unrealized losses (gains)	664	(1,301)	4,318	(782)
Purchases	8,844	621	17,388	62,666
Sales / Principal Payments	(1,930)	(2,629)	(197,147)	(14,837)
Total mortgage backed securities, at fair value	$34,812	$204,992	$34,812	$204,992